Summary of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Line Items]
Concentration of credit, benchmark description	Otherwise, there were no concentrations of credit to any particular industry equaling more than 25% of total capital.
Maturity of interest-bearing time deposits	5 years
Mortgage servicing rights	$ 200,000	$ 225,000
Held-to-maturity securities	0	0
Net unamortized origination fees	$ 11,000	52,000
Usual period of lines of credit for commercial, financial and agricultural lending	5 years
Other real estate owned	$ 744,000	355,000
Goodwill impairment loss	0	0	$ 0
Mortgage banking and servicing for FHLB	23,563,000	23,647,000
Investment in low-income housing limited partnership	$ 4,545,000	5,245,000
Income tax credits and adjustments period	10 years
Accrued benefit liability	$ 1,081,000	1,014,000
Other postretirement benefit	38,000	95,000	61,000
Advertising expense	294,000	272,000	243,000
Phase II Credits [Member]
Summary of Significant Accounting Policies [Line Items]
Annual income tax credits over ten years	333,000
Phase I Credits [Member]
Summary of Significant Accounting Policies [Line Items]
Annual income tax credits over ten years	$ 572,000
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, description	shorter of the assets' useful life or the related lease term
Investment in Federal Home Loan Bank Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Securities impairment charge	$ 0	$ 0	$ 0
Residential Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	27.90%
Residential Portfolio Segment [Member] | Mortgage Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending, maximum	25 years
Maximum loan-to-value ratio	80.00%
Residential Portfolio Segment [Member] | Home Equity Lines of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending, maximum	20 years
Maximum loan-to-value ratio	90.00%
Residential Portfolio Segment [Member] | Home Equity Installments [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending, maximum	15 years
Maximum loan-to-value ratio	80.00%
Real Estate Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	28.40%
Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending, maximum	25 years
Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending, maximum	20 years
Maximum loan-to-value ratio	80.00%
Commercial Portfolio Segment [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	40.00%
Non-Residential Portfolio [Member] | Credit Exposure [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of capital representing credit exposure to lessors	55.30%
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	10 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	50 years
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	25 years